SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Greenhouse and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight-line
Useful life	20 years
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight-line
Useful life	20 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight-line
Useful life	5-10 years
Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight-line
Useful life	5 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight-line
Useful life	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight-line
Useful life	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight-line
Useful life	3 years
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Amortization method	Straight-line
Useful life	1 year